Investments (Securities Lending Remaining Tenor) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities Financing Transaction [Line Items]
Total	$ 18,053	$ 21,635
% of Total	100.00%	100.00%
Maturity Overnight
Securities Financing Transaction [Line Items]
Total	$ 6,261	$ 7,629
Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	7,468	8,079
Maturity 30 to 90 Days
Securities Financing Transaction [Line Items]
Total	4,324	5,927
U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	$ 17,984	$ 18,659
% of Total	99.60%	86.20%
U.S. Treasury and agency | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	$ 6,260	$ 7,346
U.S. Treasury and agency | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	7,421	7,401
U.S. Treasury and agency | Maturity 30 to 90 Days
Securities Financing Transaction [Line Items]
Total	4,303	3,912
U.S. corporate
Securities Financing Transaction [Line Items]
Total	$ 42	$ 257
% of Total	0.30%	1.20%
U.S. corporate | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	$ 1	$ 109
U.S. corporate | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	41	148
U.S. corporate | Maturity 30 to 90 Days
Securities Financing Transaction [Line Items]
Total	0	0
Agency RMBS
Securities Financing Transaction [Line Items]
Total	$ 27	$ 2,402
% of Total	0.10%	11.10%
Agency RMBS | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	$ 0	$ 0
Agency RMBS | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	6	387
Agency RMBS | Maturity 30 to 90 Days
Securities Financing Transaction [Line Items]
Total	21	2,015
Foreign government
Securities Financing Transaction [Line Items]
Total	$ 0	$ 76
% of Total	0.00%	0.40%
Foreign government | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	$ 0	$ 22
Foreign government | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	0	54
Foreign government | Maturity 30 to 90 Days
Securities Financing Transaction [Line Items]
Total	0	0
Foreign corporate
Securities Financing Transaction [Line Items]
Total	$ 0	$ 241
% of Total	0.00%	1.10%
Foreign corporate | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	$ 0	$ 152
Foreign corporate | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	0	89
Foreign corporate | Maturity 30 to 90 Days
Securities Financing Transaction [Line Items]
Total	$ 0	$ 0